CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows activities:
Net loss	$ (4,666)	$ (6,449)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	239	237
Stock based compensation	1,650	1,922
Amortization of intangible assets	673	1,393
Impairment of acquisition-related intangible assets		2,132
Accretion of payment obligation		(12)
Change in:
Accrued severance pay, net	318	111
Trade receivables	1,207	(2,714)
Other accounts receivable and prepaid expenses	(527)	(491)
Other long term assets	(1)	179
Trade payables	434	397
Deferred revenues	2,166	1,262
Employees and payroll accruals	(315)	1,138
Accrued expenses and other current liabilities	(181)	49
Liabilities presented at fair value	(219)	(86)
Tax benefit related to exercise of stock options		44
Change in deferred taxes, net	406	(1,196)
Net cash provided by (used in) operating activities	1,184	(2,084)
Cash flows from investing activities:
Purchase of property and equipment	(320)	(340)
Net cash used in investing activities	(320)	(340)
Cash flows from financing activities:
Proceeds from exercise of stock options	213	155
Payment of contingent consideration	(271)	(1,239)
Tax benefit related to exercise of stock options		(44)
Net cash used in financing activities	(58)	(1,128)
Foreign currency translation adjustments on cash and cash equivalents	22	(51)
Increase (decrease) in cash and cash equivalents	828	(3,603)
Cash and cash equivalents at the beginning of the year	9,166	12,522
Cash and cash equivalents at the end of the year	9,994	8,919
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	1,204	563
Supplemental disclosure of non-cash investing activities:
Issuance of shares related to acquisition		$ 224